Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.11%
Consumer discretionary: 11.16%
Auto components: 2.85%
Aptiv plc †	1,180,230	$ 105,123,086
Lear Corporation	1,635,800	205,930,862
		311,053,948
Distributors: 3.26%
LKQ Corporation	7,254,700	356,133,223
Hotels, restaurants & leisure: 1.69%
The Wendy's Company	1,805,600	34,089,728
Yum China Holdings Incorporated	3,109,700	150,820,450
		184,910,178
Household durables: 2.66%
D.R. Horton Incorporated	3,750,700	248,258,833
Helen of Troy Limited †	263,900	42,859,999
		291,118,832
Internet & direct marketing retail: 0.05%
THG Holding plc †	6,059,169	6,080,633
Specialty retail: 0.65%
Best Buy Company Incorporated	1,084,300	70,685,517
Consumer staples: 7.13%
Beverages: 2.55%
Keurig Dr. Pepper Incorporated	7,885,369	279,063,209
Household products: 4.58%
Church & Dwight Company Incorporated	2,296,200	212,765,892
Reynolds Consumer Products Incorporated	10,549,400	287,682,138
		500,448,030
Energy: 5.49%
Energy equipment & services: 1.19%
Baker Hughes Incorporated	1,885,900	54,445,933
NOV Incorporated	4,452,900	75,298,539
		129,744,472
Oil, gas & consumable fuels: 4.30%
Devon Energy Corporation	2,078,500	114,546,135
EOG Resources Incorporated	1,693,900	187,074,316
Valero Energy Corporation	1,588,800	168,857,664
		470,478,115
Financials: 18.73%
Banks: 3.58%
Fifth Third Bancorp	5,173,700	173,836,320
PacWest Bancorp	1,633,200	43,541,112
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
Regions Financial Corporation	6,965,700	$ 130,606,875
Zions Bancorporation	854,300	43,483,870
		391,468,177
Capital markets: 1.84%
LPL Financial Holdings Incorporated	273,400	50,436,832
Pershing Square Tontine Holdings †	7,534,200	150,457,974
		200,894,806
Consumer finance: 1.40%
Discover Financial Services	1,621,300	153,342,554
Insurance: 9.88%
Arch Capital Group Limited †	8,230,100	374,387,249
Axis Capital Holdings Limited	822,400	46,950,816
Brown & Brown Incorporated	5,221,200	304,604,808
Loews Corporation	2,738,700	162,295,362
The Allstate Corporation	1,510,200	191,387,646
		1,079,625,881
Mortgage REITs: 2.03%
Annaly Capital Management Incorporated	37,563,999	222,003,234
Health care: 8.60%
Health care equipment & supplies: 3.63%
Alcon Incorporated	3,462,300	241,980,147
Zimmer Biomet Holdings Incorporated	1,475,300	154,995,018
		396,975,165
Health care providers & services: 4.01%
Humana Incorporated	640,600	299,845,642
Universal Health Services Incorporated Class B	1,377,400	138,717,954
		438,563,596
Life sciences tools & services: 0.96%
Charles River Laboratories International Incorporated †	489,500	104,738,315
Industrials: 20.43%
Building products: 5.32%
Builders FirstSource Incorporated †	2,363,200	126,903,840
Carlisle Companies Incorporated	1,905,200	454,599,772
		581,503,612
Commercial services & supplies: 3.46%
Republic Services Incorporated	2,888,400	378,004,908
Construction & engineering: 2.15%
APi Group Corporation †	3,282,216	49,134,774
MasTec Incorporated †	2,597,500	186,136,850
		235,271,624
Machinery: 4.13%
Donaldson Company Incorporated	3,337,700	160,676,878
See accompanying notes to portfolio of investments

2  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Machinery (continued)
Gates Industrial Corporation plc †	8,182,132	$ 88,448,847
Stanley Black & Decker Incorporated	1,926,200	201,981,332
		451,107,057
Professional services: 2.86%
Dun & Bradstreet Holdings Incorporated †	4,122,600	61,962,678
Jacobs Engineering Group Incorporated	1,973,400	250,878,342
		312,841,020
Trading companies & distributors: 2.51%
AerCap Holdings NV †	6,698,800	274,248,872
Information technology: 7.12%
Communications equipment: 0.87%
Juniper Networks Incorporated	3,347,400	95,400,900
IT services: 4.84%
Amdocs Limited	4,130,700	344,128,617
Euronet Worldwide Incorporated †	1,832,800	184,361,352
		528,489,969
Software: 1.41%
NCR Corporation †	4,971,500	154,663,365
Materials: 4.07%
Chemicals: 0.30%
FMC Corporation	309,900	33,162,399
Construction materials: 2.03%
Vulcan Materials Company	1,558,700	221,491,270
Containers & packaging: 0.73%
AptarGroup Incorporated	775,900	80,080,639
Metals & mining: 1.01%
Freeport-McMoRan Incorporated	3,750,900	109,751,334
Real estate: 6.10%
Equity REITs: 3.61%
American Campus Communities Incorporated	3,211,005	207,013,492
Gaming and Leisure Properties Incorporated	4,087,400	187,448,164
		394,461,656
Real estate management & development: 2.49%
CBRE Group Incorporated Class A †	3,691,100	271,701,871
Utilities: 7.28%
Electric utilities: 5.24%
American Electric Power Company Incorporated	3,225,400	309,444,876
FirstEnergy Corporation	6,843,600	262,725,804
		572,170,680
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Water utilities: 2.04%
American Water Works Company Incorporated	1,502,100	$ 223,467,417
Total Common stocks (Cost $8,647,687,154)		10,505,146,478

Investment companies: 0.25%
Exchange-traded funds: 0.25%
SPDR S&P Oil & Gas Exploration & Production ETF «	226,700	27,086,116
Total Investment companies (Cost $9,885,332)		27,086,116

	Expiration date
Warrants: 0.01%
Financials: 0.01%
Capital markets: 0.01%
Pershing Square Tontine Holdings Limited Class A †	7-24-2025	968,690	416,634
Diversified financial services: 0.00%
Liberty Media Acquisition Corporation Class A †	1-22-2026	352,604	169,250
Total Warrants (Cost $7,126,698)			585,884

		Yield
Short-term investments: 3.75%
Investment companies: 3.75%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	370,684,568	370,684,568
Securities Lending Cash Investments LLC ♠∩∞		1.56	39,279,825	39,279,825
Total Short-term investments (Cost $409,964,393)				409,964,393
Total investments in securities (Cost $9,074,663,577)	100.12%			10,942,782,871
Other assets and liabilities, net	(0.12)			(12,721,511)
Total net assets	100.00%			$10,930,061,360

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$65,051,778	$1,701,307,416	$(1,395,674,626)	$0	$0	$370,684,568	370,684,568	$540,149
Securities Lending Cash Investments LLC	123,735,675	1,395,686,816	(1,480,142,666)	0	0	39,279,825	39,279,825	288,866#
				$0	$0	$409,964,393		$829,015

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Special Mid Cap Value Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

6  |  Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$1,219,982,331	$0	$0	$1,219,982,331
Consumer staples	779,511,239	0	0	779,511,239
Energy	600,222,587	0	0	600,222,587
Financials	2,047,334,652	0	0	2,047,334,652
Health care	940,277,076	0	0	940,277,076
Industrials	2,232,977,093	0	0	2,232,977,093
Information technology	778,554,234	0	0	778,554,234
Materials	444,485,642	0	0	444,485,642
Real estate	666,163,527	0	0	666,163,527
Utilities	795,638,097	0	0	795,638,097
Investment companies	27,086,116	0	0	27,086,116
Warrants
Financials	0	585,884	0	585,884
Short-term investments
Investment companies	409,964,393	0	0	409,964,393
Total assets	$10,942,196,987	$585,884	$0	$10,942,782,871
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Special Mid Cap Value Fund  |  7